Exhibit 99.22

Client Name:
Client Project Name:	OBX 2023-NQM7
Start - End Dates:	5/15/2022 - 6/5/2023
Deal Loan Count:	92

Conditions Report 2.0

Loans in Report:	92
Loans with Conditions:	45

12 - Total Active Conditions
12 - Non-Material Conditions
7 - Credit Review Scope
3 - Category: Credit/Mtg History
4 - Category: Terms/Guidelines
5 - Property Valuations Review Scope
1 - Category: Appraisal
4 - Category: FEMA
82 - Total Satisfied Conditions

40 - Credit Review Scope
4 - Category: Application
7 - Category: Assets
8 - Category: Income/Employment
3 - Category: Insurance
14 - Category: Legal Documents
4 - Category: Terms/Guidelines
9 - Property Valuations Review Scope
5 - Category: Appraisal
2 - Category: FEMA
1 - Category: Property
1 - Category: Value
33 - Compliance Review Scope
1 - Category: Compliance Manual
9 - Category: Documentation
1 - Category: Finance Charge Tolerance
1 - Category: RESPA
21 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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